Segment Information - Reconciliation of Segment Assets to Consolidated (Details) - USD ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Information: Assets
Total assets	$ 265,588.9		$ 259,770.1		$ 241,602.9
Retirement and Income Solutions
Segment Information: Assets
Total assets	221,990.7		215,894.6		201,454.3
Benefits and Protection
Segment Information: Assets
Total assets	43,644.7		42,889.7		39,301.9
Corporate
Segment Information: Assets
Total assets	$ (46.5)	[1]	$ 985.8	[1]	$ 846.7

[1]	The inclusion of amounts not allocated to the segments, such as variation margin on derivatives, as well as other adjustments and inter-segment eliminations can result in negative assets for the Corporate segment.